CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	¥ 2,833,953	¥ 3,623,967
Accounts payable	3,424,937	3,092,884
Accrued expenses and other payables	1,198,451	1,016,961
Deferred revenue	119,885	156,130
Operating lease liabilities, current	180,403	175,749
Finance lease and other financing obligations, current	547,847	453,855
Long-term borrowings, excluding current portion	26,706,256	23,518,058
Operating lease liabilities, non-current	1,395,981	1,617,986
Finance lease and other financing obligations, non-current	7,894,185	8,916,266
Deferred tax liabilities	1,282,484	1,410,376
Other long-term liabilities	¥ 303,739	¥ 268,253
Ordinary shares
Ordinary shares, shares authorized | shares	3,500,000,000	2,002,000,000
Class A
Ordinary shares
Ordinary shares, shares issued | shares	1,480,842,655	1,456,842,655
Ordinary shares, shares outstanding | shares	1,480,842,655	1,456,842,655
Class B
Ordinary shares
Ordinary shares, shares issued | shares	43,590,336	67,590,336
Ordinary shares, shares outstanding | shares	43,590,336	67,590,336
Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Shares Authorized | shares	150,000	150,000
Preferred Stock, Shares Issued | shares	150,000	150,000
Preferred Stock, Shares Outstanding | shares	150,000	150,000
Redemption value	¥ 1,064,766	¥ 1,047,012
Liquidation preference	1,064,766	1,047,012
VIEs [Member] | Without recourse to the primary beneficiary
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	260,509	83,502
Accounts payable	536,177	493,332
Accrued expenses and other payables	189,245	235,388
Deferred revenue	108,496	151,050
Operating lease liabilities, current	40,267	41,898
Finance lease and other financing obligations, current	39,117	33,398
Long-term borrowings, excluding current portion	6,407	10,231
Operating lease liabilities, non-current	99,806	134,684
Finance lease and other financing obligations, non-current	894,318	931,580
Deferred tax liabilities	44,490	69,831
Other long-term liabilities	¥ 52,478	¥ 52,222